Long-Term Debt and Credit Facilities - Schedule of Outstanding Debt (Details) - USD ($)	May. 31, 2015	May. 31, 2014	Feb. 28, 2014
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 62,500,000.0	$ 17,677,000.000
Term loan and corporate credit facility	1,740,067,000
Total	1,742,500,000	1,390,507,000
Current portion of long-term debt	61,784,000	16,938,000
Long-term debt	1,678,283,000	1,373,569,000
Unamortized Debt Issuance Expense	716,000	739,000
Term loans
Debt Instrument [Line Items]
Term loan and corporate credit facility	1,231,942,000	1,246,828,000
Notes Payable
Debt Instrument [Line Items]
Notes payable	0	3,679,000
Five Year Unsecured Term Loan Due February 2019 | Term loans
Debt Instrument [Line Items]
Debt Instrument, Face Amount	1,234,375,000	1,250,000,000	$ 1,250,000,000.00
Unamortized Debt Issuance Expense	2,433,000	3,172,000
Corporate Credit Facility | Line of Credit
Debt Instrument [Line Items]
Term loan and corporate credit facility	508,125,000	140,000,000
Accounts Payable and Accrued Liabilities | Interest Rate Swap
Debt Instrument [Line Items]
Derivative, Notional Amount	$ 500,000,000	$ 500,000,000